Submission	Sep. 24, 2026
Submission [Line Items]
Central Index Key	0001722731
Registrant Name	FDCTECH, INC.
Registration File Number	333-298944
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES